Schedule of investments
Delaware Tax–Free Oregon Fund	March 31, 2022 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 94.33%
Education Revenue Bonds — 8.09%
Oregon Health & Science University Revenue
Series A 4.00% 7/1/44	600,000	$ 637,368
Oregon State Facilities Authority Revenue
(Metro East Web Academy Project) Series A 144A 5.00% 6/15/49 #	1,000,000	1,002,320
(Willamette University Projects) Series A 4.00% 10/1/51	500,000	507,570
University of Oregon General Revenue
Series A 5.00% 4/1/45	1,000,000	1,074,680
		3,221,938
Electric Revenue Bonds — 2.81%
Puerto Rico Electric Power Authority Revenue
Series A 6.75% 7/1/36 ‡	240,000	238,798
Series TT 5.00% 7/1/32 ‡	380,000	363,850
Series XX 5.25% 7/1/40 ‡	535,000	514,937
		1,117,585
Healthcare Revenue Bonds — 14.43%
Clackamas County Hospital Facility Authority
(Rose Villa Project) Series A 5.375% 11/15/55	500,000	524,495
Hospital Facilities Authority of Multnomah County, Oregon
(Mirabella At South Waterfront Project) Series A 5.40% 10/1/44	900,000	929,160
Oregon Health & Science University Revenue
Series A 4.00% 7/1/41	250,000	270,840
Oregon State Facilities Authority Revenue
(Providence Health & Services) Series C 5.00% 10/1/45	1,650,000	1,793,715
(Samaritan Health Services Project) Series A 5.00% 10/1/40	750,000	857,670
Salem, Oregon Hospital Facility Authority Revenue
(Multi Model - Salem Health Project) Series A 4.00% 5/15/49	500,000	527,720
Yamhill County Oregon Hospital Authority Revenue
(Friendsview)
Series A 5.00% 11/15/51	650,000	653,900
Series A 5.00% 11/15/56	190,000	190,133
		5,747,633
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Schedule of investments
Delaware Tax–Free Oregon Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds — 3.76%
Home Forward Multifamily Housing Revenue
(Gretchen Kafoury Commons) 5.00% 1/1/29	565,000	$ 586,510
Oregon State Housing & Community Services Department Mortgage Revenue
(Single-Family Mortgage Program) Series A 4.00% 7/1/50	880,000	908,987
		1,495,497
Local General Obligation Bonds — 24.42%
Boardman, Oregon
2.125% 6/15/45 (BAM)	500,000	386,600
Clackamas County School District No. 12 North Clackamas
Series B 5.00% 6/15/37	1,500,000	1,696,545
Columbia County School District No. 502
5.00% 6/15/36	575,000	650,037
Linn County Community School District No. 9 Lebanon
5.50% 6/15/27 (NATL)	1,000,000	1,166,580
Marion County School District No. 103 Woodburn
5.00% 6/1/30	300,000	352,068
Newport, Oregon
Series B 0.00% 6/1/29 (AGC) ^	1,225,000	1,004,843
Portland, Oregon Revenue
(Portland Building Project) Series B 5.00% 6/15/34	1,000,000	1,163,860
Redmond, Oregon
Series B-1 5.00% 6/1/38	1,000,000	1,160,840
Salem-Keizer School District No. 24J
5.00% 6/15/33	1,000,000	1,164,980
Washington County Oregon School District No. 15 Forest Grove
Series B 0.00% 6/15/23 ^	1,000,000	978,270
		9,724,623
Pre-Refunded Bonds — 15.98%
Eugene Oregon Electric Utility System Revenue
5.00% 8/1/38-22 §	2,000,000	2,025,780
Marion County School District No. 103 Woodburn
5.00% 6/15/35-25 §	500,000	545,670
Oregon Health & Science University Revenue
Series E 5.00% 7/1/32-22 §	1,000,000	1,009,730
Tigard, Oregon Water Revenue
5.00% 8/1/31-22 §	1,695,000	1,716,849
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded Bonds (continued)
Umatilla County Oregon School District No. 16R Pendleton
Series A 5.00% 6/15/33-24 §	1,000,000	$ 1,067,170
		6,365,199
Special Tax Revenue Bonds — 12.31%
GDB Debt Recovery Authority of Puerto Rico (Taxable)
7.50% 8/20/40	1,110,832	1,044,182
Oregon State Department Administrative Services Lottery Revenue
Series A 5.00% 4/1/35	1,000,000	1,079,190
Puerto Rico Sales Tax Financing Revenue
(Capital Appreciation - Restructured)
Series A-1 10.271% 7/1/46 ^	640,000	196,378
Series A-1 12.642% 7/1/51 ^	588,000	130,907
(Restructured)
Series A-1 4.75% 7/1/53	390,000	410,151
Series A-1 5.00% 7/1/58	1,380,000	1,470,652
Series A-2 4.329% 7/1/40	300,000	311,091
Series A-2 4.329% 7/1/40	250,000	259,420
		4,901,971
State General Obligation Bonds — 6.77%
Commonwealth of Puerto Rico
0.01% 11/1/51	1,088,468	526,546
Series A 144A 5.50% 6/1/22 #	20,000	20,375
Series C 2.646% 11/1/43	353,648	190,528
(Restructured)
Series A1 2.993% 7/1/24 ^	35,113	32,061
Series A1 4.00% 7/1/33	68,265	66,820
Series A1 4.00% 7/1/35	61,359	59,391
Series A1 4.00% 7/1/37	52,664	50,737
Series A1 4.00% 7/1/41	71,602	68,264
Series A1 4.00% 7/1/46	74,466	70,367
Series A1 4.364% 7/1/33 ^	87,853	50,872
Series A1 5.25% 7/1/23	76,242	78,120
Series A1 5.375% 7/1/25	76,029	80,285
Series A1 5.625% 7/1/27	75,340	82,375
Series A1 5.625% 7/1/29	74,119	82,806
Series A1 5.75% 7/1/31	71,989	82,175
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Schedule of investments
Delaware Tax–Free Oregon Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Oregon State
(Article XI-Q State Projects) Series A 5.00% 5/1/44	1,000,000	$ 1,152,850
		2,694,572
Transportation Revenue Bonds — 4.41%
Port of Portland Oregon Airport Revenue
5.00% 7/1/42 (AMT)	1,100,000	1,213,289
(Portland International Airport) 5.00% 7/1/31	500,000	542,630
		1,755,919
Water & Sewer Revenue Bonds — 1.35%
Hermiston, Oregon Water & Sewer System Revenue
5.00% 11/1/34 (AGM)	500,000	537,500
		537,500
Total Municipal Bonds (cost $36,602,402)		37,562,437

Short-Term Investments — 4.77%
Variable Rate Demand Note — 4.77%¤
Oregon State Facilities Authority Revenue
(PeaceHealth) Series B 0.35% 8/1/34 (LOC - TD Bank N.A.)	1,900,000	1,900,000
Total Short-Term Investments (cost $1,900,000)		1,900,000
Total Value of Securities—99.10% (cost $38,502,402)		39,462,437

Receivables and Other Assets Net of Liabilities—0.90%		360,009
Net Assets Applicable to 3,064,398 Shares Outstanding—100.00%		$39,822,446
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2022, the aggregate value of Rule 144A securities was $1,022,695, which represents 2.57% of the Fund's net assets.
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
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(Unaudited)
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of March 31, 2022.
Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
LOC – Letter of Credit
N.A. – National Association
NATL – Insured by National Public Finance Guarantee Corporation
USD – US Dollar
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